Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 14,822	$ 22,584	[1]	$ 17,782	[1],[2]
Payments on borrowings	(23,116)	(30,592)	[1]	(22,489)	[1],[2]
Amortized cost	119,372	124,228
Liabilities associated with assets held for sale		(1,145)
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	97,564	106,997
Proceeds from borrowings	11,226	17,939
Payments on borrowings	(13,596)	(22,339)
Capitalization / (payment) of lease liabilities	394	420
Amortized cost	71	75
Unrealized foreign exchange effects	2,521	(538)
Current portion of long-term debt	(3,744)	(4,769)
Liabilities associated with assets held for sale		(69)
Other movements	1,042	(152)
Balance ending	95,478	97,564		106,997
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	5,410	4,584
Proceeds from borrowings	3,596	4,645
Payments on borrowings	(9,520)	(8,253)
Capitalization / (payment) of lease liabilities	(484)	(441)
Amortized cost	17	13
Unrealized foreign exchange effects	241	(39)
Current portion of long-term debt	3,744	4,769
Liabilities associated with assets held for sale		(15)
Other movements	77	147
Balance ending	$ 3,081	$ 5,410		$ 4,584

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.